ORGANIZATION (Details) $ in Thousands, ft² in Millions		Apr. 30, 2016 USD ($) ft² Property	Jun. 25, 2015 Unit	Jun. 12, 2015 Unit	Apr. 30, 2015 USD ($) ft² Property Unit	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)
ORGANIZATION [Abstract]
Percentage of ordinary taxable income that must be distributed to shareholders (in hundredths)					90.00%
Real Estate Properties [Line Items]
Total real estate investments | $	[1]				$ 1,412,880	$ 1,275,284	$ 1,214,235
Subsequent Event [Member]
Real Estate Properties [Line Items]
Number of apartment units owned | Unit			17	34
Multi-family Residential Properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties					100
Number of apartment units owned | Unit					11,844
Commercial Properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties					149
Net rentable area (in square feet) | ft²					9.6
Commercial Properties [Member] | Discontinued Operations, Held-for-sale [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number of real estate properties		66
Net rentable area (in square feet) | ft²		5.0
Total real estate investments | $		$ 416,000

[1]	The net basis of the Company's real estate investments for Federal Income Tax purposes was $1.7 billion, $1.5 billion and $1.5 billion at April 30, 2015, 2014 and 2013, respectively.